Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Goodwill
For the year ended December 31, 2022

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2022	$54,486,526	$2,414,113	$52,072,413
Effect of foreign currency exchange differences	240,986	-	240,986

Balance at December 31, 2022	$54,727,512	$2,414,113	$52,313,399

For the year ended December 31, 2023
(Retrospectively Adjusted)

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2023	$54,727,512	$2,414,113	$52,313,399
Acquisitions through business combinations (Note 29)	21,001	-	21,001
Effect of foreign currency exchange differences	85,027	-	85,027

Balance at December 31, 2023	$54,833,540	$2,414,113	$52,419,427

For the year ended December 31, 2024

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2024 (Retrospectively Adjusted)	$54,833,540	$2,414,113	$52,419,427
Effect of foreign currency exchange differences	105,915	-	105,915

Balance at December 31, 2024	$54,939,455	$2,414,113	$52,525,342

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2024 (Retrospectively Adjusted)	$1,672,264	$73,623	$1,598,641
Effect of foreign currency exchange differences	3,230	-	3,230

Balance at December 31, 2024	$1,675,494	$73,623	$1,601,871

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

	December 31
	2023	2024
	(Retrospectively Adjusted)
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,426,817	$35,437,523	$1,080,742
Testing segment	13,414,094	13,489,766	411,399
EMS segment	3,430,415	3,449,952	105,214
Others	148,101	148,101	4,516

	$52,419,427	$52,525,342	$1,601,871